SUMMARY OF MATERIAL ACCOUNTING POLICIES -Share-based payment, Segment information (Details)	12 Months Ended
Dec. 31, 2024 area
SIGNIFICANT ACCOUNTING POLICIES
Number of geographical areas reporting revenue	4